CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 77,357	$ 53,434
Investment in marketable securities		10	119
Accounts receivable (net of provision for credit loss)		47,688	45,390
Other current assets (Note 2)		46,067	52,724
Inventories (Note 3)		23,434	26,872
Total current assets		194,556	178,539
Long-term investments and other assets
Investments in affiliated companies (Note 4A)		519	714
Investments in other companies (Note 4B)		1,491	2,213
Other non-current assets (Note 5)		5,853	3,989
Deferred income taxes (Note 15)		12,273	14,452
Funds in respect of employee rights upon retirement		21,823	18,525
Total non-current assets		41,959	39,893
Property and equipment, net (Note 6)		33,080	41,955
Operating lease right of use assets, net (Note 7)		8,947	8,071
Intangible assets, net (Note 8)		9,011	10,830
Goodwill (Note 9)	[1]	39,325	39,400
Total assets		326,878	318,688
Current liabilities
Credit from banking institutions (Note 10A)		114	355
Accounts payable		18,847	20,842
Deferred revenues		22,857	27,117
Other current liabilities (Note 11)		45,904	44,150
Total current liabilities		87,722	92,464
Long-term liabilities
Deferred income taxes (Note 15)		418	1,116
Loan from bank institution (Note 10B)		0	237
Liability for employee rights upon retirement		27,593	24,562
Deferred revenues		12,231	13,259
Operating lease liabilities, non-current (Note 7)		5,562	4,774
Other non-current liabilities		2,095	2,027
Total non-current liabilities		47,899	45,975
Commitments and contingent liabilities (Note 12)
Stockholders' equity (Note 13)
Share capital – ordinary shares of NIS 0.33 par value: Authorized – December 31, 2024 and 2023 – 60,000,000 shares Issued and outstanding – December 31, 2024 and 2023 – 23,475,431 shares		1,983	1,983
Additional paid- in capital		78,380	78,369
Accumulated other comprehensive loss		(57,033)	(45,175)
Retained earnings		226,183	203,563
Treasury stock at cost – December 31, 2024 and 2023 – 3,581,851 shares		(64,286)	(64,286)
Stockholders’ equity		185,227	174,454
Non-controlling interests		6,030	5,795
Total equity		191,257	180,249
Total liabilities and equity		$ 326,878	$ 318,688

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2024, and 2023 was US$ 29.89 million.